Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”)
Neuberger Berman Advisers Management Trust® (“AMT Funds”)
Neuberger Berman Income Funds® (“Income Funds”)

Supplement to the Prospectus(es) and Statement of Additional Information of each fund listed on Schedule A

The following change applies to the Prospectus(es) and Statement of Additional Information for each series of the Alternative Funds, AMT Funds and Income Funds (each a “Fund”) listed on Schedule A:
On or about January 1, 2017, each Fund’s distributor will change its name to Neuberger Berman BD LLC.

The date of this supplement is December 30, 2016.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services: 800-877-9700 Institutional Services: 800-366-6264 Website: www.nb.com

Schedule A

Fund	Date of Prospectus(es) and Statement of Additional Information
Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund	February 29, 2016
Neuberger Berman Global Allocation Fund	February 29, 2016
Neuberger Berman Long Short Credit Fund	February 29, 2016
Neuberger Berman Long Short Fund	February 29, 2016
Neuberger Berman Long Short Multi-Manager Fund	February 29, 2016
Neuberger Berman Multi-Asset Income Fund	February 29, 2016
Neuberger Berman Risk Balanced Commodity Strategy Fund	February 29, 2016
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund	September 13, 2016

Neuberger Berman Income Funds®
Neuberger Berman Core Bond Fund	February 29, 2016
Neuberger Berman Emerging Markets Debt Fund	February 29, 2016
Neuberger Berman Floating Rate Income Fund	February 29, 2016
Neuberger Berman High Income Bond Fund	February 29, 2016
Neuberger Berman Municipal High Income Fund	February 29, 2016
Neuberger Berman Municipal Intermediate Bond Fund	February 29, 2016
Neuberger Berman New York Municipal Income Fund	February 29, 2016
Neuberger Berman Short Duration Bond Fund	February 29, 2016
Neuberger Berman Short Duration High Income Fund	February 29, 2016
Neuberger Berman Strategic Income Fund	February 29, 2016
Neuberger Berman Unconstrained Bond Fund	February 29, 2016

Neuberger Berman Advisers Management Trust®
Absolute Return Multi-Manager Portfolio	May 1, 2016
Guardian Portfolio	May 1, 2016
International Equity Portfolio	May 1, 2016
Large Cap Value Portfolio	May 1, 2016
Mid Cap Growth Portfolio	May 1, 2016
Mid Cap Intrinsic Value Portfolio	May 1, 2016
Real Estate Portfolio	May 1, 2016
Short Duration Bond Portfolio	May 1, 2016
Socially Responsive Portfolio	May 1, 2016

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